Pension Plans and Other Post-Retirement Benefits - Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	$ 467
Change in defined benefit obligations:
Current service cost	57	$ 59
Interest income (cost)	(18)	(22)
Settlement losses (gains)	1	0
Plan amendments	0	(1)
Foreign exchange rate movement	6	(4)
Change in plan assets:
Administrative expense	(1)	(1)
Return on plan assets (excluding amounts included in net interest expense)	306	(156)
Fair value of plan assets	3,596	3,253
Defined benefit (obligation)	(4,084)	(3,720)
Net defined benefit liability (asset) - ending balance	488	467
Pension
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	205
Change in defined benefit obligations:
Current service cost	52	54
Interest income (cost)	(8)	(13)
Settlement losses (gains)	1	0
Plan amendments	0	(1)
Foreign exchange rate movement	2	(2)
Change in plan assets:
Administrative expense	(1)	(1)
Return on plan assets (excluding amounts included in net interest expense)	306	(156)
Fair value of plan assets	3,596	3,253
Defined benefit (obligation)	(3,805)	(3,458)
Net defined benefit liability (asset) - ending balance	209	205
Other post-retirement
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	262
Change in defined benefit obligations:
Current service cost	5	5
Interest income (cost)	(10)	(9)
Settlement losses (gains)	0	0
Plan amendments	0	0
Foreign exchange rate movement	4	(2)
Change in plan assets:
Administrative expense	0	0
Return on plan assets (excluding amounts included in net interest expense)	0	0
Fair value of plan assets	0	0
Defined benefit (obligation)	(279)	(262)
Net defined benefit liability (asset) - ending balance	279	262
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	3,720	3,929
Change in defined benefit obligations:
Current service cost	57	59
Interest income (cost)	(133)	(127)
Actuarial losses (gains)	380	(264)
Benefits paid	(172)	(195)
Settlement losses (gains)	1	0
Plan amendments	0	(1)
Foreign exchange rate movement	(35)	65
Change in plan assets:
Net defined benefit liability (asset) - ending balance	4,084	3,720
Present value of defined benefit obligation | Pension
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	3,458	3,661
Change in defined benefit obligations:
Current service cost	52	54
Interest income (cost)	(123)	(118)
Actuarial losses (gains)	360	(253)
Benefits paid	(158)	(180)
Settlement losses (gains)	1	0
Plan amendments	0	(1)
Foreign exchange rate movement	(31)	59
Change in plan assets:
Net defined benefit liability (asset) - ending balance	3,805	3,458
Present value of defined benefit obligation | Other post-retirement
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	262	268
Change in defined benefit obligations:
Current service cost	5	5
Interest income (cost)	(10)	(9)
Actuarial losses (gains)	20	(11)
Benefits paid	(14)	(15)
Settlement losses (gains)	0	0
Plan amendments	0	0
Foreign exchange rate movement	(4)	6
Change in plan assets:
Net defined benefit liability (asset) - ending balance	279	262
Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(3,253)	(3,301)
Change in defined benefit obligations:
Interest income (cost)	115	105
Benefits paid	(172)	(195)
Foreign exchange rate movement	(30)	57
Change in plan assets:
Administrative expense	(1)	(1)
Return on plan assets (excluding amounts included in net interest expense)	306	(156)
Employer contributions	125	142
Net defined benefit liability (asset) - ending balance	(3,596)	(3,253)
Plan assets | Pension
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(3,253)	(3,301)
Change in defined benefit obligations:
Interest income (cost)	115	105
Benefits paid	(158)	(180)
Foreign exchange rate movement	(30)	57
Change in plan assets:
Administrative expense	(1)	(1)
Return on plan assets (excluding amounts included in net interest expense)	306	(156)
Employer contributions	111	127
Net defined benefit liability (asset) - ending balance	(3,596)	(3,253)
Plan assets | Other post-retirement
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	0	0
Change in defined benefit obligations:
Interest income (cost)	0	0
Benefits paid	(14)	(15)
Foreign exchange rate movement	0	0
Change in plan assets:
Administrative expense	0	0
Return on plan assets (excluding amounts included in net interest expense)	0	0
Employer contributions	14	15
Net defined benefit liability (asset) - ending balance	$ 0	$ 0